Commitments for Expenditure (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Purchase of switch (25.8kV Eco) 12,450
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		₩ 50,526	₩ 50,526
Commitments for Expenditure balance		0	35,494
Purchase of cable (PVC,1C,2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		56,183	50,256
Commitments for Expenditure balance		37,309	42,857
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shintangjung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		44,315	42,500
Commitments for Expenditure balance		31,801	29,987
Purchase of GIS (362KV 6300A 63KA) 23CB - YoungseoS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		34,500	34,500
Commitments for Expenditure balance		34,500	34,500
Purchase of GIS (362KV 6300A 63KA) 27CB - KwangyangS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		37,694	37,476
Commitments for Expenditure balance		10,491	18,044
Purchase of GIS (800KV 8000A 50KA) 10CB - Shin-JungbuS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		63,730	63,730
Commitments for Expenditure balance		0	44,955
Purchase of transformer (765/345/23kV 666.7MVA, 2TANK) 6 units - Shin-JungbuS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		37,500	37,500
Commitments for Expenditure balance		0	37,500
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,645,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		78,076	78,076
Commitments for Expenditure balance		0	76,762
Purchase of Concrete Poles (10M, 350KGF) 121,900 and 6 others
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		133,387	133,387
Commitments for Expenditure balance		13,343	112,981
Advanced E-Type low voltage electricity meter 1,600,000 units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		65,408	65,408
Commitments for Expenditure balance		0	64,592
Purchase of Ground Switch (44-D-A125, 600AX4) and 1 other 4,016 units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		56,482	56,482
Commitments for Expenditure balance		0	55,990
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 3,504,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		66,240	0
Commitments for Expenditure balance		38,998	0
Purchase of cable (FR CNCO-W,1C,325SQ) 1,400,000
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		57,475	0
Commitments for Expenditure balance		48,598	0
Purchase of switch (Eco) 9,360 units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		40,631	0
Commitments for Expenditure balance		34,797	0
Construction of Shin-Kori units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		7,363,514	7,363,514
Commitments for Expenditure balance		3,211	93,637
Construction of Shin-Kori units (#5,6)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		8,625,387	8,625,387
Commitments for Expenditure balance		5,930,099	6,757,146
Construction of Shin-Hanul units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		7,982,342	7,982,342
Commitments for Expenditure balance		355,704	1,015,813
Construction of Shin-Hanul units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	[1]	0	8,261,818
Commitments for Expenditure balance	[1]	0	8,097,056
Other 27 contracts
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		269,681	262,400
Commitments for Expenditure balance		161,243	114,041
Purchase of main machine for construction of Seoul Combined units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		365,164	361,203
Commitments for Expenditure balance		51,165	99,031
Construction of Seoul Combined units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		285,890	227,685
Commitments for Expenditure balance		27,125	60,568
Purchase of smoke eliminating machine for construction of Shin-Boryeong units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		172,609	169,544
Commitments for Expenditure balance		13,986	36,417
Service of designing Shin-Boryeong units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		120,199	127,810
Commitments for Expenditure balance		1,076	16,371
Purchase of main machine for construction of Shin-Boryeong units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		866,065	866,065
Commitments for Expenditure balance		4,981	4,981
Construction of Shin-Boryeong units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		309,466	316,190
Commitments for Expenditure balance		0	23,100
Purchase of furnace for construction of Shin-Seocheon thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		305,209	302,030
Commitments for Expenditure balance		74,631	222,555
Purchase of turbine generator for construction of Shin-Seocheon thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		104,402	104,402
Commitments for Expenditure balance		57,968	83,522
Electricity construction of Shin-Seocheon thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		217,848	200,453
Commitments for Expenditure balance		174,122	196,993
Purchase of main machine for Jeju LNG combined
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		166,287	166,287
Commitments for Expenditure balance		11,272	15,409
Purchase of coal handling machine for construction of Taean (#9,10) and IGCC units (conditional contract for installation)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		205,764	193,375
Commitments for Expenditure balance		282	5,129
Purchase of furnace for construction of Taean units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		556,504	566,945
Commitments for Expenditure balance		18,502	33,817
Service of designing Taean units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		112,344	111,322
Commitments for Expenditure balance		13,338	13,671
Purchase of turbine generator for construction of Taean units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		214,462	205,267
Commitments for Expenditure balance		10,422	550
Purchase of oxygen plant for construction of Taean IGCC units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		96,068	94,564
Commitments for Expenditure balance		1,552	199
Service of designing Taean IGCC plant units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		46,001	44,802
Commitments for Expenditure balance		3,161	2,669
Purchase of furnace for construction of Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		1,092,287	1,082,641
Commitments for Expenditure balance		12,215	5,963
Purchase of coal handling machine for construction of Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		307,925	304,924
Commitments for Expenditure balance		48,736	52,362
Service of designing Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		103,679	114,047
Commitments for Expenditure balance		0	4,745
Purchase of turbine main equipment for Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		212,188	215,333
Commitments for Expenditure balance		348	874
Purchase of main equipment for Namjeju
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		146,594	0
Commitments for Expenditure balance		₩ 134,949	₩ 0

[1]	The Company recognized impairment loss in relation to Shin-Hanul unit 3 and 4, and there are no legally binding commitments for expenditure as of December 31, 2018.